DEBT FACILITIES - Disclosure of Detailed Information About Debt Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Balance	$ 209,482	$ 219,812
Gross proceeds from debt financing	350,000
Portion allocated to equity reserves from debt financing	(102,493)
Interest expense	2,248	3,482
Accretion	10,796	9,679
Repayments of principal	(165,717)	(20,000)
Transaction costs	(9,515)
Repayments of finance costs	(2,585)	(3,491)
Balance	292,216	209,482
Current portion of debt facilities	487	825
Non-current portion of debt facilities	291,729	208,657
Balance at December 31	292,216	209,482
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance	209,083	199,406
Gross proceeds from debt financing	350,000
Portion allocated to equity reserves from debt financing	(102,493)
Interest expense	845	863
Accretion	10,796	9,679
Repayments of principal	(165,717)	0
Transaction costs	(9,515)
Repayments of finance costs	(1,119)	(865)
Balance	291,880	209,083
Current portion of debt facilities	151	426
Non-current portion of debt facilities	291,729	208,657
Balance at December 31	291,880	209,083
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Balance	399	20,406
Gross proceeds from debt financing	0
Portion allocated to equity reserves from debt financing	0
Interest expense	1,403	2,619
Accretion	0	0
Repayments of principal	0	(20,000)
Transaction costs	0
Repayments of finance costs	(1,465)	(2,626)
Balance	337	399
Current portion of debt facilities	337	399
Non-current portion of debt facilities	0	0
Balance at December 31	$ 337	$ 399